Derivative Financial Instruments - Additional Information (Details) S/ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 18, 2024 USD ($)	Apr. 25, 2024 USD ($) MXN ($)	Jul. 21, 2023 USD ($)	Nov. 29, 2022 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Sep. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 MXN ($)	Mar. 22, 2024 USD ($)	Mar. 19, 2024 USD ($)	Jun. 01, 2023 USD ($)	May 05, 2023 USD ($)	Nov. 29, 2022 USD ($)	Nov. 29, 2022 PEN (S/)	Nov. 20, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount					S/ 5,557,229	S/ 5,048,548	S/ 5,557,229	S/ 3,860,745										$ 300,000
Derivative Financial Instruments maturity Year	2029
Novation Portion Of Derivative Asset		$ 366,500											$ 30,000
Derivatives premiums payable | S/					S/ 157,896	85,849	157,896	75,374
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income | S/						16,140	75,423	50,297
Other comprehensive income, net of tax, change in value of foreign currency basis spreads | S/						9,249	32,100	53,400
Other comprehensive income, net of tax, finance income (expenses) from reinsurance contracts held excluded from profit or loss | S/						34,482	86,135	28,097
Other comprehensive income net of tax tax expenses excluded from profit or loss | S/						S/ 7,069	S/ 34,051	S/ 24,042
Fx operation Agreements Long forward 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount																$ 300,000	S/ 1,092,750
Adjustments for decrease (increase) in derivative financial assets | S/				S/ 35,702
Fx operation Agreements Long forward 2023 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				4.2
Fx operation Agreements Long forward 2023 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				4.3
Fx operation Agreements Purchased Collar Long Put 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount																300,000	1,092,750
Fx operation Agreements Purchased Collar Long Put 2023 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				4.2
Fx operation Agreements Purchased Collar Long Put 2023 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				4.3
Fx operation Agreement Call Spread 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 253,000
Fx operation Agreement Call Spread Long Put 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 47,000
Fx operation Agreement Call Spread Short Call 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 47,000
Fx operation Agreement Call Spread 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount																$ 55,500	S/ 238,650
Adjustments for decrease (increase) in derivative financial assets | S/				S/ 13,774
Percentage of term loan covered																100.00%	100.00%
Fx operation Agreement Call Spread 2026 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				3.875
Fx operation Agreement Call Spread 2026 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				4.3
Fx operation Agreement Purchased Collar 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount															$ 396,500
Percentage of term loan covered															100.00%
Fx operation Agreement Single Call 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 30,000
Average foreign exchange rate		22.5
Fx operation Agreement Call Spread with Citibank [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														$ 53,000
Percentage of term loan covered														100.00%
Fx operation Agreement Call Spread with Citibank [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate					3.8575
Fx operation Agreement Call Spread with Citibank [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate					4.3
Fx operation Agreement Purchased Collar 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 80,000
Average foreign exchange rate			6,000
Interest Rate Swap TIIE 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 1,705,351,000		$ 3,410,703,000
Derivative Instruments interest rate									8.81%	11.80%	11.80%
Interest Rate Swap SOFR 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 77,500
Derivative Instruments interest rate										4.51%	4.51%